Reversal of Impairment and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Impairment and Reversal of Impairment and Goodwill [Abstract]
Goodwill	$ 3,057	$ 3,057